Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies Details Narrative
Foreign currency cumulative translation adjustment			$ (25,749)		$ 25,749
Cash equivalents					0	0
Provision for doubtful accounts					$ 0	$ 0
Percentage of maximum amount of tax benefit					50.00%